Securities Available for Sale	12 Months Ended
Dec. 31, 2011
Securities Available for Sale [Abstract]
Securities Available for Sale
Note 4 - Securities Available for Sale

The aggregate amortized cost and fair value of securities available for sale as of December 31, 2011 and 2010 are as follows:

		2011
($ in thousands)	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Investment securities:
U.S. government-sponsored enterprises (“GSE”)	$ 1,433	$ 13	$ -	$ 1,446
Mortgage-backed securities – GSE	66,464	1,583	(35)	68,012
State and municipal securities	10,329	339	(11)	10,657
Restricted equity securities	3,538	-	-	3,538
Total investment securities	$ 81,764	$ 1,935	$ (46)	$ 83,653

		2010
($ in thousands)	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Investment securities:
U.S. government-sponsored enterprises	$ 1,821	$ 4	$ -	$ 1,825
Mortgage-backed securities – GSE	120,998	1,628	(435)	122,191
State and municipal securities	10,285	76	(154)	10,207
Restricted equity securities	3,876	-	-	3,876
Total investment securities	$ 136,980	$ 1,708	$ (589)	$ 138,099

The distribution of securities by contractual maturity at December 31, 2011 is shown below.  Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

($ in thousands)	Amortized Cost	Fair Value
Securities available for sale:
Due in one year or less	$ 579	$ 590
Due after one year through five years	2,211	2,235
Due after five years through ten years	3,621	3,871
Due after ten years	5,351	5,407
Mortgage-backed securities - GSE	66,464	68,012
Restricted equity securities	3,538	3,538
Total investment securities	$ 81,764	$ 83,653

At December 31, 2011 and 2010, investment securities with a carrying value of $51,318,000 and $61,728,000, respectively, are pledged as collateral to secure public funds, securities sold under repurchase agreements and FHLB borrowings.

Gains and losses on sales of securities available for sale consist of the following for the years ended December 31:

($ in thousands)	2011	2010	2009
Gross gains	$ 766	$ 684	$ 2,170
Gross losses	(3)	(76)	(51)
Net realized gains	$ 763	$ 608	$ 2,119

The restricted equity securities consist of the following at December 31:

($ in thousands)	2011	2010
FHLB stock	$ 2,716	$ 3,054
FRB stock	822	822
Total	$ 3,538	$ 3,876

The following tables show the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.  Available for sale securities that have been in a continuous unrealized loss position are as follows at December 31, 2011 and 2010:

2011
	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
($ in thousands)	Value	Losses	Value	Losses	Value	Losses
Mortgage-backed securities - GSE	$ 5,585	$ (35)	$ -	$ -	$ 5,585	$ (35)
State and municipal securities	800	(11)	-	-	800	(11)
Total temporarily impaired securities	$ 6,385	$ (46)	$ -	$ -	$ 6,385	$ (46)

2010
	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
($ in thousands)	Value	Losses	Value	Losses	Value	Losses
Mortgage-backed securities - GSE	$ 37,606	$ (435)	$ -	$ -	$ 37,606	$ (435)
State and municipal securities	3,853	(154)	-	-	3,853	(154)
Total temporarily impaired securities	$ 41,459	$ (589)	$ -	$ -	$ 41,459	$ (589)

The unrealized losses at December 31, 2011 on the Company's investment in GSE mortgage-backed securities were caused by interest rate increases.  The Company purchased those investments at a premium relative to their face amount, and the contractual cash flows of those investments are guaranteed by an agency of the U.S. Government.  Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost bases of the Company's investments.  The Company also has two municipal securities with unrealized losses for less than twelve months.  Management has reviewed these two bonds and believes that the decrease in value is due to interest rate fluctuations and not credit quality.  One of the municipal bonds is rated AAA and the other bond is not rated.  Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2011.